Equity - Summary of Non-controlling Interests (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Non-controlling Interests, Equity	$ 2,197,436	$ 2,227,804
Non-controlling Interests, Profit (Loss)	$ 393,652	356,055	$ 555,678
Enel Distribucin Ro S.A. (formerly Ampla Energa S.A.) [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	25.95%
Non-controlling Interests, Equity	$ 169,243	170,552
Non-controlling Interests, Profit (Loss)	$ 23,672	13,387	26,753
Enel Distribucin Cear S.A. (formerly Coelce)
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	0.00%
Non-controlling Interests, Profit (Loss)			26,366
Enel Distribucion Sao Paulo S.A
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	51.59%
Non-controlling Interests, Equity	$ 413,048	513,182
Non-controlling Interests, Profit (Loss)	$ 135,660	117,923	129,624
Compania Distribuidora y Comercializadora de Energia S.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	51.52%
Non-controlling Interests, Equity	$ 648,228	779,121
Non-controlling Interests, Profit (Loss)	$ 235,623	178,980	193,449
Emgesa SA E.S.P. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	16.85%
Non-controlling Interests, Equity	$ 117,080	123,704
Non-controlling Interests, Profit (Loss)	$ 14,350	13,131	21,651
Enel Distribucin Per S.A.A [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	16.40%
Non-controlling Interests, Equity	$ 102,212	133,466
Non-controlling Interests, Profit (Loss)	$ 19,949	20,705	20,091
Enel Generacin Per S.A.A [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	33.12%
Non-controlling Interests, Equity	$ 19,512	20,888
Non-controlling Interests, Profit (Loss)	$ 7,368	6,076	6,318
Chinango SAC [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	27.91%
Non-controlling Interests, Equity	$ 194,835	198,054
Non-controlling Interests, Profit (Loss)	$ (51,226)	(20,297)	50,352
Empresa Distribuidora Sur S.A. (Distribution) [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	24.38%
Non-controlling Interests, Equity	$ 39,390	43,751
Non-controlling Interests, Profit (Loss)	$ (14,814)	4,248	14,125
Enel Generacin Costanera S.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	34.31%
Non-controlling Interests, Equity	$ 84,731	97,986
Non-controlling Interests, Profit (Loss)	$ (7,003)	18,141	28,142
Enel Generacion El Chocon S.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	42.86%
Non-controlling Interests, Equity	$ 79,566	71,077
Non-controlling Interests, Profit (Loss)	$ (2,132)	1,130	18,723
Inversora Dock Sud S.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	29.76%
Non-controlling Interests, Equity	$ 72,396	64,709
Non-controlling Interests, Profit (Loss)	$ (1,970)	1,271	18,486
Central Dock Sud S.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	3.50%
Non-controlling Interests, Equity	$ 3,618	4,905
Non-controlling Interests, Profit (Loss)	$ 567	373	778
Enel Generacin Piura S.A [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	49.95%
Non-controlling Interests, Equity	$ 242,923
Non-controlling Interests, Profit (Loss)	$ 33,293
Celg Distribuicao SA [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	25.00%
Non-controlling Interests, Equity	$ 4,276
Non-controlling Interests, Profit (Loss)	265
Luz de Angra Energia S.A [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Non-controlling Interests, Equity	6,378	6,409
Non-controlling Interests, Profit (Loss)	$ 50	$ 987	$ 820